COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments with respect to contractual purchase obligations

	Property		Hosting and
	management	Advertising	network	Office
	services	services	services	furnishings	Total
	RMB	RMB	RMB	RMB	RMB
2021	10,823	24,175	4,799	507	40,304
2022	6,853	300	467	55	7,675
2023	4,542	—	270	—	4,812
2024	2,368	—	7	—	2,375
2025	2,242	—	7	—	2,249